UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Van Den Berg Management Inc/TX
Address:  805 Las Cimas Parkway Suite 430
          Austin, TX 78746

Form 13F File Number:  028-05495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jim Brilliant
Title:    Vice President
Phone:    (512) 329-0050

Signature, Place, and Date of Signing:

      /s/ Jim Brilliant               Austin, Texas              May 9, 2013
      -----------------               -------------              -----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          104
                                         -----------

Form 13F Information Table Value Total:  $ 1,204,507
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
3M CO                          COM              88579Y101      12,806     120,460 SH       SOLE                  120,460
ACTIVE POWER INC               COM NEW          00504W308         289      62,893 SH       SOLE                   62,893
ADDUS HOMECARE CORP            COM              006739106         164      12,425 SH       SOLE                   12,425
ALCOA INC                      COM              013817101      15,476   1,816,395 SH       SOLE                1,816,395
AMERICAN EXPRESS CO            COM              025816109      15,725     233,099 SH       SOLE                  233,099
APACHE CORP                    COM              037411105         441       5,720 SH       SOLE                    5,720
APOGEE ENTERPRISES INC         COM              037598109       8,661     299,159 SH       SOLE                  299,159
APPLIED MATLS INC              COM              038222105      34,617   2,568,030 SH       SOLE                2,568,030
ASTEC INDS INC                 COM              046224101      35,530   1,017,173 SH       SOLE                1,017,173
AUDIOCODES LTD                 ORD              M15342104          87      23,000 SH       SOLE                   23,000
BECTON DICKINSON & CO          COM              075887109         305       3,185 SH       SOLE                    3,185
BENCHMARK ELECTRS INC          COM              08160H101      11,922     661,621 SH       SOLE                  661,621
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      52,780     506,530 SH       SOLE                  506,530
BLUCORA INC                    COM              095229100         200      12,900 SH       SOLE                   12,900
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306         107      18,500 SH       SOLE                   18,500
C D I CORP                     COM              125071100      23,466   1,364,296 SH       SOLE                1,364,296
SCHWAB CHARLES CORP NEW        COM              808513105         705      39,830 SH       SOLE                   39,830
CISCO SYS INC                  COM              17275R102      57,739   2,763,305 SH       SOLE                2,763,305
COHU INC                       COM              192576106       1,285     137,271 SH       SOLE                  137,271
COMCAST CORP NEW               CL A SPL         20030N200      23,129     583,917 SH       SOLE                  583,917
COMSTOCK MNG INC               COM              205750102       9,192   4,573,080 SH       SOLE                4,573,080
CORE MARK HOLDING CO INC       COM              218681104      20,859     406,532 SH       SOLE                  406,532
CORNING INC                    COM              219350105      50,964   3,823,230 SH       SOLE                3,823,230
CTPARTNERS EXECUTIVE SEARCH    COM              22945C105          48      12,860 SH       SOLE                   12,860
CURTISS WRIGHT CORP            COM              231561101         205       5,895 SH       SOLE                    5,895
DAWSON GEOPHYSICAL CO          COM              239359102       3,634     121,117 SH       SOLE                  121,117
DIREXION SHS ETF TR            DLY SMCAP BEAR3X 25459W110         403      43,700 SH       SOLE                   43,700
DOLBY LABORATORIES INC         COM              25659T107       4,124     122,885 SH       SOLE                  122,885
DYNAMIC MATLS CORP             COM              267888105         179      10,275 SH       SOLE                   10,275
ELECTRO SCIENTIFIC INDS        COM              285229100         275      24,890 SH       SOLE                   24,890
EMCOR GROUP INC                COM              29084Q100         243       5,730 SH       SOLE                    5,730
EMERSON ELEC CO                COM              291011104      34,875     624,218 SH       SOLE                  624,218
ENCORE WIRE CORP               COM              292562105      19,559     558,500 SH       SOLE                  558,500
EXAR CORP                      COM              300645108         233      22,170 SH       SOLE                   22,170
EXELON CORP                    COM              30161N101         458      13,280 SH       SOLE                   13,280
EXXON MOBIL CORP               COM              30231G102      15,926     176,736 SH       SOLE                  176,736
FLOW INTL CORP                 COM              343468104          69      17,745 SH       SOLE                   17,745
GRANITE CONSTR INC             COM              387328107      19,007     596,963 SH       SOLE                  596,963
HALLIBURTON CO                 COM              406216101      17,555     434,431 SH       SOLE                  434,431
HARSCO CORP                    COM              415864107      32,982   1,331,542 SH       SOLE                1,331,542
HEIDRICK & STRUGGLES INTL IN   COM              422819102       6,903     461,744 SH       SOLE                  461,744
HELMERICH & PAYNE INC          COM              423452101      13,477     222,021 SH       SOLE                  222,021
HEWLETT PACKARD CO             COM              428236103         588      24,660 SH       SOLE                   24,660
HOMEOWNERS CHOICE INC          COM              43741E103         274      10,050 SH       SOLE                   10,050
HUTCHINSON TECHNOLOGY INC      COM              448407106       2,450     890,859 SH       SOLE                  890,859
II VI INC                      COM              902104108         365      21,405 SH       SOLE                   21,405
INNOVATIVE SOLUTIONS & SUPPO   COM              45769N105         706     143,261 SH       SOLE                  143,261
INSTEEL INDUSTRIES INC         COM              45774W108      19,873   1,217,713 SH       SOLE                1,217,713
INTEL CORP                     COM              458140100      30,929   1,416,477 SH       SOLE                1,416,477
JACOBS ENGR GROUP INC DEL      COM              469814107      66,646   1,185,032 SH       SOLE                1,185,032
JOES JEANS INC                 COM              47777N101         126      74,000 SH       SOLE                   74,000
JOHNSON & JOHNSON              COM              478160104         349       4,275 SH       SOLE                    4,275
KORN FERRY INTL                COM NEW          500643200       5,438     304,499 SH       SOLE                  304,499
LAWSON PRODS INC               COM              520776105      10,276     584,510 SH       SOLE                  584,510
LAYNE CHRISTENSEN CO           COM              521050104      17,120     800,756 SH       SOLE                  800,756
LIFEVANTAGE CORP               COM              53222K106         857     364,880 SH       SOLE                  364,880
LYDALL INC DEL                 COM              550819106      19,840   1,292,487 SH       SOLE                1,292,487
M D C HLDGS INC                COM              552676108       6,323     172,528 SH       SOLE                  172,528
MARSH & MCLENNAN COS INC       COM              571748102      15,435     406,495 SH       SOLE                  406,495
MAXWELL TECHNOLOGIES INC       COM              577767106      14,771   2,740,458 SH       SOLE                2,740,458
MEDTRONIC INC                  COM              585055106      17,237     367,061 SH       SOLE                  367,061
MICROSOFT CORP                 COM              594918104      36,267   1,267,839 SH       SOLE                1,267,839
MINDSPEED TECHNOLOGIES INC     COM NEW          602682205          53      16,000 SH       SOLE                   16,000
NATIONSTAR MTG HLDGS INC       COM              63861C109      15,647     424,050 SH       SOLE                  424,050
NEWMONT MINING CORP            COM              651639106      49,772   1,188,166 SH       SOLE                1,188,166
NEWPORT CORP                   COM              651824104      21,314   1,259,685 SH       SOLE                1,259,685
OCWEN FINL CORP                COM NEW          675746309      16,069     423,755 SH       SOLE                  423,755
OLD NATL BANCORP IND           COM              680033107         238      17,345 SH       SOLE                   17,345
OMEGA FLEX INC                 COM              682095104         511      29,722 SH       SOLE                   29,722
ORION MARINE GROUP INC         COM              68628V308      26,579   2,673,980 SH       SOLE                2,673,980
OVERSTOCK COM INC DEL          COM              690370101         150      12,150 SH       SOLE                   12,150
PAYCHEX INC                    COM              704326107      15,375     438,530 SH       SOLE                  438,530
PC-TEL INC                     COM              69325Q105         119      16,764 SH       SOLE                   16,764
PERCEPTRON INC                 COM              71361F100         117      16,264 SH       SOLE                   16,264
PMFG INC                       COM              69345P103          64      10,355 SH       SOLE                   10,355
POWELL INDS INC                COM              739128106      23,500     447,030 SH       SOLE                  447,030
POWERSECURE INTL INC           COM              73936N105         170      13,400 SH       SOLE                   13,400
RENEWABLE ENERGY GROUP INC     COM NEW          75972A301         168      21,800 SH       SOLE                   21,800
RUDOLPH TECHNOLOGIES INC       COM              781270103       4,777     405,526 SH       SOLE                  405,526
SELECTIVE INS GROUP INC        COM              816300107         221       9,200 SH       SOLE                    9,200
SERVOTRONICS INC               COM              817732100         572      72,382 SH       SOLE                   72,382
SIGA TECHNOLOGIES INC          COM              826917106          57      16,000 SH       SOLE                   16,000
SILICON GRAPHICS INTL CORP     COM              82706L108         208      15,100 SH       SOLE                   15,100
STAPLES INC                    COM              855030102       8,403     626,119 SH       SOLE                  626,119
STARRETT L S CO                CL A             855668109         702      63,501 SH       SOLE                   63,501
STARTEK INC                    COM              85569C107         118      20,100 SH       SOLE                   20,100
STEELCASE INC                  CL A             858155203      17,054   1,157,776 SH       SOLE                1,157,776
SUPPORT COM INC                COM              86858W101          46      10,900 SH       SOLE                   10,900
SUTOR TECH GROUP LTD           COM              869362103          67      42,145 SH       SOLE                   42,145
SYNALLOY CP DEL                COM              871565107         214      15,299 SH       SOLE                   15,299
SYSCO CORP                     COM              871829107         342       9,730 SH       SOLE                    9,730
TESCO CORP                     COM              88157K101         209      15,600 SH       SOLE                   15,600
THERMO FISHER SCIENTIFIC INC   COM              883556102      14,572     190,512 SH       SOLE                  190,512
TIDEWATER INC                  COM              886423102      29,265     579,514 SH       SOLE                  579,514
TOLL BROTHERS INC              COM              889478103       7,118     207,895 SH       SOLE                  207,895
TOTAL S A                      SPONSORED ADR    89151E109      15,623     325,610 SH       SOLE                  325,610
TRANSCAT INC                   COM              893529107         135      21,215 SH       SOLE                   21,215
TRAVELCENTERS OF AMERICA LLC   COM              894174101         141      14,700 SH       SOLE                   14,700
UNIT CORP                      COM              909218109       6,105     134,035 SH       SOLE                  134,035
UNIVERSAL FST PRODS INC        COM              913543104      12,342     310,026 SH       SOLE                  310,026
VELTI PLC ST HELIER            SHS              G93285107         165      82,880 SH       SOLE                   82,880
VISHAY PRECISION GROUP INC     COM              92835K103      25,896   1,762,808 SH       SOLE                1,762,808
WALTER INVT MGMT CORP          COM              93317W102      33,273     893,230 SH       SOLE                  893,230
WELLS FARGO & CO NEW           COM              949746101      44,562   1,204,702 SH       SOLE                1,204,702